LEASES - Lease cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Finance lease cost	$ 69	$ 61	$ 18
Operating lease costs	354	424	429
Short-term lease costs	7	10	12
Variable lease costs	73	114	124
Sublease income	(5)	(4)	(2)
Total lease costs	498	605	581
Sale and leaseback transactions	$ 0	$ 0	$ 0